Accounts Payable to Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable To Suppliers
Schedule of accounts payable to suppliers

	12.31.2025	12.31.2024
Energy power	2,159,585	1,525,681
Materials and supplies	677,568	564,368
Charges for use of grid system	356,058	376,754
	3,193,211	2,466,803
Current	3,059,667	2,324,423
Noncurrent	133,544	142,380